Property, plant and equipment and Exploration and evaluation assets - Disclosure of Property Plant and Equipment (Parenthetical) (Detail) - 12 months ended Mar. 31, 2019 - Oil and gas block [member]
₨ in Millions, $ in Millions
	INR (₨)	USD ($)	USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment	₨ 2,611	$ 38
Tax charge on impairment	910	$ 13
Recoverable amount	₨ 2,075		$ 30